Property and equipment (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 499	$ 479
Accumulated depreciation	(247)	(62)
Net property and equipment	252	417	$ 205
Depreciation expense	200	100
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 234	222
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 150	138
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Total property and equipment	$ 111	115
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4	$ 4
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years